Prospectus Supplement dated August 31, 2018
Product Name	Prospectus Form #/Date
RiverSource ® Signature Variable Annuity	43444 CD (4/18)
RiverSource ® Signature One Variable Annuity	240192 CD (4/18)
RiverSource ® Signature Variable Universal Life Insurance	S-6482 K (1/07)
The following information describes changes to certain investment options offered under certain variable annuity contracts and variable life insurance policies listed above. Please retain this supplement with your latest printed prospectus for future reference.
Effective on August 31, 2018, Lazard US Strategic Equity Portfolio will change its name to Lazard US Equity Select Portfolio.
The following information will replace the current Funds’ description in the table in “Variable Account and the Funds” section of the prospectus:
Investing In	Investment Objective and Policies	Investment Adviser
Lazard US Equity Select Portfolio – Service Shares (previously Lazard US Strategic Equity Portfolio – Service Shares)	Seeks long-term capital appreciation.	Lazard Asset Management, LLC
THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
43444-1 A (8/18)
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